Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade accounts receivable (net of allowance for doubtful accounts of $55 (December 31, 2018 - $55)	$ 217	$ 142
Value added tax	247	49
Other	30	103
Trade and other receivables	$ 494	$ 294